UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 12b-25

                     NOTIFICATION OF LATE FILING

(Check one):    Form 10-K    Form 20-F    Form 11-K  x Form 10-Q
             ---          ---          ---          ---
                Form N-SAR    Form N-CSR
             ---           ---

          For Period Ended:  September 30, 2004
                             ------------------
             _ Transition Report on Form 10-K
             _ Transition Report on Form 20-F
             _ Transition Report on Form 11-K
             _ Transition Report on Form 10-Q
             _ Transition Report on Form N-SAR
          For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form.  Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates


PART I - REGISTRANT INFORMATION

Graham Corporation
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Full Name of Registrant

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Former name if Applicable

20 Florence Avenue
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Address of Principal Executive Office (Street and Number)

Batavia, New York  14020
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City, State and Zip Code













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PART II - RULES 12B-25(b) AND 9(c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

     (a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
 x (b) The subject annual report, semi-annual report, transition --- report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form
         N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
     (c) The accountant's statement or other exhibit required by Rule 12b-25c has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Company is in the process of a change in accounting for revenue recognition. This change requires the restatement of financial statements for three years. In addition, this restatement must be reviewed and approved by the Company's external auditors prior to filing the Form 10-Q for the quarterly period ended September 30, 2004. Unreasonable effort would be required for the Company to complete this restatement prior to the required date of November 15, 2004.

This notification on Form 12b-25 originally was submitted for filing in a timely manner as a paper filing. It is being resubmitted electronically by way of this filing. The Form 10-Q that was the subject of this notification was filed on November 18, 2004.

(Attach extra Sheets if Needed)

                       Persons who are to respond to the collection
                       of  information contained in this  form  are
SEC 1344 (07-03)       not  required  to  respond unless  the  form
                       displays  a  currently  valid  OMB   control
                       number.


PART IV - OTHER INFORMATION

(1)Name  and  telephone number of person to contact  in  regard  to this notification
   J. Ronald Hansen               585                   343-2216
   ----------------               ---                   --------
   (Name)                     (Area Code)           (Telephone Number)

(2)Have  all  other periodic reports required under Section  13  or
   15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such reports been filed? If answer is no, identify report(s)

   Yes  x          No
       ---
(3)Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

   If so, attach an explanation of the anticipated change, both narratively and quantitatively, and if appropriate, state the reasons why a reasonable estimate of the results cannot be
   made.                Yes           No x
                                        ---

                         Graham Corporation
                         ------------------

            (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date November 24, 2004                         By   /s/ Alvaro Cadena
     -----------------                              --------------------
INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                              ATTENTION
  Intentional misstatements or omissions of fact constitute Federal
              Criminal Violations (See 18 U.S.C. 1001)


                        GENERAL INSTRUCTIONS

1.This form is required by Rule 12b-25(17CFR240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2.One  signed  original and four conformed copies of  this  form  and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under Act. The information contained in or filed with the form will be made a matter of public record in the Commission filed.

3.A  manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.
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4.Amendments  to the notifications must also be filed on Form  12-b25
  but   need   not  restate  information  that  has  been   correctly
  furnished.   The  form shall be clearly identified  as  an  amended
  notification.

5.Electronic  Filers:   This form shall not  be  used  by  electronic
  filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T(232.201 or 232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T(232.13(b) of this chapter).